Convertible notes payable and warrants	12 Months Ended
Sep. 30, 2019
Convertible notes payable and warrants
Convertible notes payable and warrants

Note 9 — Convertible notes payable and warrants

On November 1, 2018, the Company completed a $7.5 million private placement with an institutional investor (the “Buyer”). Pursuant to the Securities Purchase Agreement, dated as of November 1, 2018 (the “Securities Purchase Agreement”), the Company issued and sold to the Buyer an aggregate of $7.5 million of senior convertible notes due April 1, 2020 (the “Notes”) and warrants (the “Investor Warrants”) to purchase an aggregate of 800,000 of the Company’s Ordinary Shares. The Notes were initially convertible into 1,198,084 Ordinary Shares at the rate of $6.26 per Ordinary Share, which rate is subject to adjustment as referenced in the form of Notes. The Notes bear interest at 10% per year. The Investor Warrants are exercisable by the holder thereof at any time on or after November 1, 2018 and before November 1, 2022. One year from the date of issuance of the Investor Warrants, the Exercise Price of the Investor Warrants will be lowered to the then-current Market Price (as such term is defined in the Notes) of an Ordinary Share, if such Market Price is less than the initial Exercise Price of $6.53 per Ordinary Share.

On November 1, 2018, the Company issued warrants to purchase 10% of the shares placed under the Notes (initially 119,808) to the placement agent, at an exercise price of $7.183 per share (the “Placement Agent Warrants”). The Placement Agent Warrants have a term of four years and are subject to adjustment under certain events.

At the time of issuance, the Company allocated the proceeds to the Notes and Investor Warrants based on their relative fair values, and evaluated the intrinsic value of the beneficial conversion feature (“BCF”) associated with the conversion feature of the Notes. The Investor Warrants and BCF were recorded into additional paid-in capital.

The Investor Warrants were treated as a discount on the Notes and were valued at $1,496,153. Additionally, the Notes were considered to have an embedded BCF because the effective conversion price was less than the fair value of the Company’s common stock on November 1, 2018. The value of the BCF was $670,618 and was also recorded as a discount on the Notes. Hence, in connection with the issuance of the Notes and the Investor Warrants, together with other issuance costs, the Company recorded a total debt discount of $3,206,932 that will be amortized over the term of the Notes. For the year ended September 30, 2019, a total of $2,113,492 in amortization of the debt discounts was recorded and charged to the interest expense. As of September 30, 2019, ordinary shares totaling 657,857 were issued by the Company to the Buyer equaling principal and interests amounted to $1,950,092, and the Notes balance was $2,926,361, with a carrying value of $4,019,801, net of unamortized debt discounts of $1,093,440.

The fair value of the Investor Warrants and Placement Agent Warrants was computed using the Black-Scholes option-pricing model. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (2.94%), (2) expected warrant life of 4 years, (3) expected volatility of 72.57%, and (4) expected dividend yield of 0.